Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2018 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,396
Number of Restricted Shares, Granted | shares	431
Number of Restricted Shares, Vested | shares	(670)
Number of Restricted Shares, Forfeited | shares	(135)
Number of Restricted Shares, Ending Balance | shares	1,022
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 55.55
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	65.33
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	53.61
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	57.62
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 60.68